Statement of financial position, order of liquidity (Parentheticals) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Memorandum item subordinated liabilities at fair value	€ 0	€ 0
Memorandum item subordinated liabilities at amortised cost	14,364	14,808
Memorandum loan commitments given	132,088	119,618
Memorandum financial guarantees given	14,308	11,720
Memorandum other commitments given	€ 38,502	€ 34,604